Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2013
U.S. Retirement Plan [Member]
Change in Benefit Obligation, Change in Plan Assets and Reconciliation of Funded Status
The change in benefit obligation, change in plan assets, and reconciliation of funded status were as follows (in millions):

	Year Ended December 31,
	2013	2012
Change in benefit obligation:
Benefit obligation — beginning of year	$226.3	$217.9
Service cost	0.7	0.7
Interest cost	8.7	8.8
Actuarial (gain) loss	(28.0)	5.1
Benefits paid	(6.6)	(6.2)
Benefit obligation — end of year	201.1	226.3
Change in plan assets:
Fair value of plan assets — beginning of year	264.5	241.5
Actual (loss) gain on plan assets	(4.9)	29.2
Benefits paid	(6.6)	(6.2)
Fair value of plan assets — end of year	253.0	264.5
Funded status	$51.9	$38.2

Amounts Recognized in Consolidated Balance Sheet
Amounts recognized in the consolidated balance sheet for the U.S. Retirement Plan were as follows (in millions):

	December 31,
	2013	2012
Other assets	$51.9	$38.2
Accumulated other comprehensive income or loss — pre-tax	(35.5)	(28.1)

Schedule of Net Periodic Pension Income
The following table presents the components of net periodic pension income for the U.S. Retirement Plan (in millions):

	Year Ended December 31,
	2013	2012	2011
Service cost	$0.7	$0.7	$0.7
Interest cost	8.7	8.8	9.4
Expected return on plan assets	(15.7)	(14.3)	(12.2)
Recognized net actuarial gain	(0.1)	—	(0.4)
Net periodic pension income	$(6.4)	$(4.8)	$(2.5)

Net Actuarial Losses Included in Other Comprehensive Income or Loss
The following net actuarial gains or losses were included in other comprehensive income or loss (in millions):

	Year Ended December 31,
	2013	2012	2011
Net actuarial gain (loss) included in other comprehensive income or loss	$7.4	$9.9	$(12.7)

Schedule of Assumptions Used in Determining Net Periodic Pension and Projected Benefit Obligation
The net periodic pension income and the projected benefit obligation were based on the following assumptions:

	Year Ended December 31,
	2013	2012	2011
Discount rate for benefit obligation as of year end	4.90%	3.95%	4.10%
Discount rate for net periodic pension income	3.95%	4.10%	5.40%
Expected rate of return on plan assets for net periodic pension income	6.00%	6.00%	5.80%

Schedule of Fair Value of Plan Assets
The estimated fair values of the U.S. Retirement Plan’s assets as of December 31, 2013 and 2012, by asset class were as follows (see Note 14 for more discussion on fair value measurements) (in millions):

	December 31, 2013				December 31, 2012
		Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs		Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
Asset Class	Total	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)
Money market funds	$1.3	$—	$1.3	$—	$22.2	$—	$22.2	$—
Fixed income fund	200.6	—	200.6	—	217.8	—	217.8	—
Equity funds	51.1	18.4	32.7	—	24.5	24.5	—	—
Total	$253.0	$18.4	$234.6	$—	$264.5	$24.5	$240.0	$—

Schedule of Estimated Benefits Expected to be Paid
The following table summarizes the benefits expected to be paid under the U.S. Retirement Plan over each of the next five years and the following five-year period (in millions):

Year ending December 31,
2014	$7.7
2015	8.3
2016	8.9
2017	9.5
2018	10.0
2019 – 2023	58.2

Non-U.S. Benefit Plans [Member]
Change in Benefit Obligation, Change in Plan Assets and Reconciliation of Funded Status
Combined information for the German, French and the UK plans’ change in benefit obligation, change in plan assets, and reconciliation of funded status were as follows (in millions):

	Year Ended December 31,
	2013	2012
Change in benefit obligation:
Benefit obligation — beginning of year	$150.2	$121.5
Service cost	1.4	1.7
Interest cost	5.9	5.9
Plan participants’ contributions	—	0.3
Actuarial loss	5.6	23.7
Benefits paid	(4.7)	(3.4)
Curtailment	—	(4.8)
Currency translation changes	4.7	5.3
Benefit obligation — end of year	163.1	150.2
Change in plan assets:
Fair value of plan assets — beginning of year	71.6	61.5
Actual gain on plan assets	11.2	6.2
Company contributions	2.1	2.7
Plan participants’ contributions	—	0.3
Benefits paid	(3.3)	(2.2)
Currency translation changes	2.1	3.1
Fair value of plan assets — end of year	83.7	71.6
Funded status	$(79.4)	$(78.6)

Amounts Recognized in Consolidated Balance Sheet
Amounts recognized in the consolidated balance sheet were as follows (in millions):

	December 31,
	2013	2012
Other assets	$0.5	$0.4
Other long-term liabilities	(79.9)	(79.0)
Accumulated other comprehensive income or loss — pre-tax	36.5	40.5

Schedule of Net Periodic Pension Income
The following table presents the components of net periodic pension cost for the German, French and UK Plans (in millions):

	Year Ended December 31,
	2013	2012	2011
Service cost	$1.4	$1.7	$2.2
Interest cost	5.9	5.9	6.2
Expected return on plan assets	(3.8)	(3.9)	(4.4)
Recognized net actuarial loss	2.0	0.9	0.7
Net periodic pension cost	$5.5	$4.6	$4.7

Net Actuarial Losses Included in Other Comprehensive Income or Loss
The following net actuarial gains or losses were included in other comprehensive income or loss (in millions):

	Year Ended December 31,
	2013	2012	2011
Net actuarial gain (loss) included in other comprehensive income or loss	$1.9	$(16.5)	$(6.2)

Schedule of Assumptions Used in Determining Net Periodic Pension and Projected Benefit Obligation
The combined net periodic pension cost and the combined projected benefit obligation were based on the following weighted average assumptions:

	Year Ended December 31,
	2013	2012	2011
Discount rate for benefit obligation as of year end	4.19%	4.11%	4.88%
Discount rate for net periodic pension cost	4.11%	4.88%	5.21%
Expected rate of return on plan assets for net periodic pension cost (French and UK plans only)	6.45%	6.33%	6.83%
Assumed annual rate of compensation increase for benefit obligation (German plan only)	3.00%	3.00%	3.26%
Assumed annual rate of compensation increase for net periodic pension cost (German plan only)	3.00%	3.24%	3.92%

Schedule of Fair Value of Plan Assets
The combined estimated fair values of the French and UK plans’ assets as of December 31, 2013 and 2012, by asset class were as follows (see Note 14 for more discussion on fair value measurements) (in millions):

	December 31, 2013				December 31, 2012
		Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs		Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
Asset Class	Total	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)
Insurance contracts	$79.4	$—	$79.4	$—	$71.6	$—	$71.6	$—
Cash	4.3	4.3	—	—	—	—	—	—
Total	$83.7	$4.3	$79.4	$—	$71.6	$—	$71.6	$—

Schedule of Estimated Benefits Expected to be Paid
The following table summarizes the benefits expected to be paid under the German, French and UK Plans over each of the next five years and the following five-year period (in millions):

Year ending December 31,
2014	$4.1
2015	4.1
2016	4.3
2017	4.5
2018	2.6
2019 – 2023	28.9

Other U.S. Benefit Plans [Member]
Schedule of Expenses Incurred Under Other U.S. Benefit Plans
Expenses incurred under these plans were as follows (in millions):

	Year Ended December 31,
	2013	2012	2011
Defined contribution plans	$7.4	$7.2	$8.4
Union-sponsored plan	1.0	2.1	0.6
Supplemental pension plan	0.5	0.5	0.4
Nonqualified deferred compensation plan	0.2	0.2	0.2

Accumulated Postretirement Benefit Obligation and Weighted Average Discount Rate Used in Determining Accumulated Benefit Obligation
Shown below are the accumulated postretirement benefit obligation and the weighted average discount rate used in determining the accumulated postretirement benefit obligation (amounts in millions). The annual cost of these benefits are not material.

	December 31,
	2013	2012
Postretirement benefit obligations	$1.3	$1.7
Weighted average discount rate	4.90%	3.95%
Healthcare cost trend rate assumed for next year	7.60%	7.90%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2028	2028